Significant accounting policies (Details Textual) - USD ($) $ in Millions	6 Months Ended
	Jun. 30, 2015	Dec. 31, 2014	Aug. 12, 2014
Eliminated Liabilities [Line Items]
Equity Method Investment, Ownership Percentage	50.00%
Variable Interest Entity, Qualitative or Quantitative Information, Ownership Percentage	100.00%
SRV Joint Gas Ltd [Member]
Eliminated Liabilities [Line Items]
Equity Method Investment, Ownership Percentage	50.00%
Advances to Affiliate	$ 9.1	$ 9.8
Variable Interest Entity, Consolidated, Carrying Amount, Assets and Liabilities, Net	$ 29.4	28.4
SRV Joint Gas Two Ltd [Member]
Eliminated Liabilities [Line Items]
Equity Method Investment, Ownership Percentage	50.00%
Advances to Affiliate	$ 8.5	9.1
Variable Interest Entity, Consolidated, Carrying Amount, Assets and Liabilities, Net	$ 32.4	$ 31.2
Promissory note 1 [Member]
Eliminated Liabilities [Line Items]
Debt Instrument, Face Amount			$ 48.5
Promissory note 2 [Member]
Eliminated Liabilities [Line Items]
Debt Instrument, Face Amount			101.5
Promissory note 3 [Member]
Eliminated Liabilities [Line Items]
Debt Instrument, Face Amount			$ 40.0